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                                DIRECTOR FOCUS
                             SEPARATE ACCOUNT TWO
                       HARTFORD LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED MARCH 20, 2001
                     TO THE PROSPECTUS JANUARY 26, 2001


Effective July 1, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent premium payments and transfers of Contract Value.


















This supplement should be retained with the Prospectus for future reference.


333-69475
HV-2990